Acquisitions	12 Months Ended
Mar. 31, 2020
Text block [abstract]
Acquisitions
49	ACQUISITIONS
Fiscal Year Ended March 31, 2020
Daiwa SB Investments Ltd. (currently merged into Sumitomo Mitsui DS Asset Management Company, Limited)
On April 1, 2019, Sumitomo Mitsui Asset Management Company, Limited (“SMAM”), the Group’s subsidiary, merged with Daiwa SB Investments Ltd. (“DSBI”), previously the Group’s associate, to form Sumitomo Mitsui DS Asset Management Company, Limited (“SMDAM”). The Group’s equity interest in SMDAM resulting from the merger is 50.12%, and as such, SMDAM is the Group’s subsidiary. This merger was made for the purpose of establishing an asset management company that combines the strengths and expertise of SMAM and DSBI, and offers high quality investment management performance and services in order to properly address client needs.

The fair values of assets and liabilities of DSBI at the date of acquisition and the consideration paid were as follows:

At April 1, 2019
(In millions)
Assets: (1)
Cash and deposits with banks	¥22,798
Intangible assets	20,078
Trading assets	14,019
All other assets	8,284

Total assets	¥65,179

L iabilities	¥18,038

Net assets	¥47,141
Non-controlling interests measured at their proportionate share of the identifiable net assets and others	(23,093)

Net assets acquired	24,048
Goodwill	17,022

Consideration	¥41,070

Consideration:
Fair value of total consideration transferred	¥959
Fair value of the equity interest in DSBI held before the acquisition	40,111

Total	¥41,070

Acquisition related costs recognized as an expense in “General and administrative expenses” in the consolidated income statement	¥9

(1)
The fair value of DSBI’s assets at the date of acquisition included the outstanding balance arising from the transactions made between the Group and DSBI, which included deposits with the Group amounting to ¥21 billion.

The fair value of consideration transferred represents the fair value of the reduction of the Group’s interest in SMAM. The Group’s interest in SMAM decreased from 51.19% to 50.12% and its interest in DSBI increased from 48.96% to 50.12% substantially as a result of a stock issuance from SMDAM to the shareholders of DSBI at the date of the business combination.
The goodwill was attributable to the profitability of the acquired business and the synergies expected to arise after the acquisition. None of the goodwill recognized is expected to be deductible for income tax purposes.
The Group recognized a profit of ¥21,998 million on this step acquisition, which was included in “Other income” in the consolidated income statements.
The revenue and profit or loss relating to DSBI since the acquisition date to March 31, 2020 is immaterial to the consolidated financial statements.

Cash consideration paid and cash acquired by obtaining control of the subsidiaries
The total amount of cash consideration paid and cash acquired by obtaining control of subsidiaries during the fiscal year ended March 31, 2020 were as follows:

For the fiscal year ended March 31, 2020
(In millions)
Cash consideration paid	¥(17,797)
Cash and cash equivalents transferred as a result of the acquisitions	1,855

Cash consideration paid, net of cash and cash equivalents acquired by obtaining control of the subsidiaries	¥(15,942)

The amounts of assets and liabilities other than cash or cash equivalents in these subsidiaries were ¥72,642 million and ¥21,330 million, respectively.
Fiscal Year Ended March 31, 2019
PT Bank Tabungan Pensiunan Nasional Tbk
On January 30, 2019, SMBC, the Group’s wholly owned subsidiary, acquired an additional share of PT Bank Tabungan Pensiunan Nasional Tbk, previously an associate bank of SMBC in Indonesia. As a result of the acquisition, the Group increased its equity interest in PT Bank Tabungan Pensiunan Nasional Tbk from 40.58% to 98.50% and obtained control of PT Bank Tabungan Pensiunan Nasional Tbk. Subsequently, on February 1, 2019, PT Bank Tabungan Pensiunan Nasional Tbk merged with PT Bank Sumitomo Mitsui Indonesia, a consolidated subsidiary of SMBC also in Indonesia, and the merged company changed its corporate name to PT Bank BTPN Tbk. This merger was made for the purpose of operating a full-fledged commercial banking business in Indonesia and further developing its franchise to offer broader financial services to its customers.

The fair values of assets and liabilities of BTPN at the date of acquisition and the consideration paid were as follows:

At January 30, 2019
(In millions)
Assets:
Cash and deposits with banks	¥149,331
Loans and advances	522,918
Intangible assets	57,803
All other assets	107,471

Total assets	¥837,523

Liabilities:
Deposits	¥538,529
All other liabilities	104,817

Total liabilities	¥643,346

Net assets	194,177
Non-controlling interests measured at their proportionate share of the identifiable net assets and others	(9,494)

Net assets acquired	184,683
Goodwill	4,707

Consideration	¥189,390

Consideration:
Cash	¥111,365
Fair value of the equity interest in BTPN held before the acquisition 35,902	78,025

Total	¥189,390

Acquisition related costs recognized as an expense in “General and administrative expenses” in the consolidated income statement	¥776

The fair value of the financial assets acquired included ¥522,918 million of loans and advances.
The gross contractual amounts receivable were ¥517,840 million, of which ¥12,404 million were expected to be uncollectible.
The goodwill was attributable to the profitability of the acquired business and the synergies expected to arise after the acquisition. None of the goodwill recognized is expected to be deductible for income tax purposes.
The Group recognized a loss of ¥25,744 million on this step acquisition, which was included in “Other expenses” in the consolidated income statements.
The revenue and profit or loss since the acquisition date to March 31, 2019 and pro forma financial information relating to PT Bank Tabungan Pensiunan Nasional Tbk are immaterial to the consolidated financial statements.

Cash consideration paid and cash acquired by obtaining control of the subsidiaries
The total amount of cash consideration paid and cash acquired by obtaining control of subsidiaries during the fiscal year ended March 31, 2019 were as follows:

For the fiscal year ended March 31, 2019
(In millions)
Cash consideration paid	¥(111,365)
Cash and cash equivalents transferred as a result of the acquisitions	149,331

Cash consideration paid, net of cash and cash equivalents acquired by obtaining control of the subsidiaries	¥37,966

The amounts of assets and liabilities other than cash or cash equivalents in these subsidiaries were ¥688,192 million and ¥643,346 million, respectively.
Fiscal Year Ended March 31, 2018
American Railcar Leasing LLC
On June 1, 2017, the Group, through SMBC Rail Services LLC, the Company’s railcar operating leasing subsidiary, acquired all membership interests of American Railcar Leasing LLC (“ARL”), one of the leading railcar leasing companies in the United States. This acquisition was made for the purpose of expanding the Company’s railcar leasing business and services by further enhancing its fleet portfolio to appropriately meet diverse needs of clients in a wide range of industries.
The fair values of assets and liabilities of ARL at the date of acquisition and the consideration paid were as follows:

At June 1, 2017
(In millions)
Assets:
Property, plant and equipment	¥304,257
All other assets	15,719

Total assets	¥319,976

Liabilities:
Borrowings	¥147,523
All other liabilities	1,947

Total liabilities	¥149,470

Net assets acquired	170,506
Goodwill	—

Consideration	¥170,506

Consideration:
Cash	¥170,506

Total	¥170,506

Acquisition related costs recognized as an expense in “General and administrative expenses” in the consolidated income statement	¥1,264

The revenue and profit or loss since the acquisition date to March 31, 2018 and pro forma financial information relating to ARL are immaterial to the consolidated financial statements.

The amount of cash consideration paid relating to ARL, net of cash and cash equivalents acquired amounting to ¥9,644 million, was ¥160,862 million.